Other tax receivable (Tables)	12 Months Ended
Dec. 31, 2025
Other tax receivable
Summary of Other tax receivable
	Consolidated
	December 31, 2025	December 31, 2024
COFINS - Social security financing contribution	613,487	551,156
PIS - Social integration program	143,765	114,956
Tax credits	35,278	35,177
ICMS - State VAT	1,496,925	1,105,839
ICMS - State VAT CIAP	377,743	289,615
Other	171,513	123,946
	2,838,711	2,220,689

Current	1,022,881	886,136
Non-current	1,815,830	1,334,553
Total	2,838,711	2,220,689